Shareholders' Equity - Schedule of Equity Securities in ADS Terms (Details)	Jun. 30, 2026 $ / shares shares
Schedule of Equity Securities in ADS Terms [Line Items]
Warrants outstanding (in Shares) | shares	896,615
Pre-funded warrants [Member]
Schedule of Equity Securities in ADS Terms [Line Items]
Warrants outstanding (in Shares) | shares	48,452
Exercise price (in Dollars per share) | $ / shares	$ 0.03
Expiration date	Oct. 2035
Shares in Abeyance [Member]
Schedule of Equity Securities in ADS Terms [Line Items]
Warrants outstanding (in Shares) | shares	183,809	[1]
Exercise price (in Dollars per share) | $ / shares		[1]
Expiration date		[1]
Ordinary warrants [Member]
Schedule of Equity Securities in ADS Terms [Line Items]
Warrants outstanding (in Shares) | shares	664,354
Expiration date	Dec. 2027 – Jun. 2031
Minimum [Member] | Ordinary warrants [Member]
Schedule of Equity Securities in ADS Terms [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 4.69
Maximum [Member] | Ordinary warrants [Member]
Schedule of Equity Securities in ADS Terms [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1,200

[1]	See above note 3C